SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of inventory
	September 30, 2020	December 31, 2019
Raw Material	$784,297	$372,101
Work in Process	116,709	-
Finished Goods	73,994	55,415
TOTAL INVENTORY	$975,000	$427,516

	Years Ended December 31,
	2019	2018
Raw material	$372,101	$307,947
Finished goods	55,415	39,998
Total inventory	$427,516	$347,945

Schedule of changes in fair value associated with level 3 liabilities
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Nine Months Ended September 30, 2020	Year ended December 31, 2019

Balance, beginning of period	$-	$-
Issuances of derivative liability	(32,906)	-
Change in fair value of derivative liability	(136,323)	-
Balance, end of period	$(169,229)	$-

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 31,
	2019	2018
Balance, beginning of period	$-	$(166,093)
Issuances of derivative liability	-	-
Reclassification to additional paid in capital	-	1,141,995
Change in fair value of derivative liability	-	(975,902)
Balance, end of period	$-	$-

Schedule of disaggregation of revenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Type of Revenue
Product revenue	$245,075	$61,182	$1,043,585	$212,905
Service revenue	16,410	26,950	53,500	100,459
Development revenue	351,248	-	866,119	-
Other revenue	1,293	-	6,394	219
Total revenue	$614,026	$88,132	$1,969,598	$313,583

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Timing of Revenue
Revenue recognized point in time	$331,528	$79,166	$1,170,409	$281,333
Revenue recognized over time	282,498	8,966	799,189	32,250
Total revenue	$614,026	$88,132	$1,969,598	$313,583

	Years Ended December 31,
	2019	2018
Type of Revenue
Product revenue	$212,905	$125,664
Service revenue	107,478	64,365
Total revenue	$320,383	$190,029

	Years Ended December 31,
	2019	2018
Timing of Revenue
Revenue recognized point in time	$281,333	$147,863
Revenue recognized over time	39,050	42,166
Total revenue	$320,383	$190,029

Schedule of deferred warranty activity
	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Balance at beginning of period	$378,850	$20,631
Additions	1,046,250	397,269
Transfer to revenue	(1,115,882)	(39,050)
Balance at end of period	$309,218	$378,850

	Years Ended December 31,
	2019	2018
Balance, beginning of year	$20,631	$30,690
Additions	20,826	32,106
Transfer to revenue	(39,050)	(42,166)
Balance, end of year	$2,467	$20,631

Schedule of lease costs
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Components of total lease costs:
Operating lease expense	$80,725	$148,922	$246,680	$445,148
Short-term lease costs (1)	2,100	11,122	7,650	38,626
Sublease rental income	(20,245)	-	(70,858)	-
Total lease costs	$62,580	$160,044	$183,472	$483,774

(1)	Represents short-term leases which are immaterial.

Year ended December 31, 2019
Components of total lease costs:
Operating lease expense	$593,707
Short-term lease costs (1)	46,575
Total lease costs	$640,282

Schedule of ROU lease assets and lease liabilities
	As of September 30, 2020	As of December 31, 2019
Assets:
Operating lease assets	$125,258	$331,419
Total lease assets	$125,258	$331,419

Liabilities:
Operating lease liabilities, current	$183,995	$489,407
Operating lease liabilities, net of current	-	52,449
Total lease liabilities	$183,995	$541,856

As of December 31, 2019
Assets:
Operating lease assets	$331,419
Total lease assets	$331,419

Liabilities:
Operating lease liabilities, current	$489,406
Operating lease liabilities, net of current	52,449
Total lease liabilities	$541,855

Schedule of operating leases
	Nine Months Ended September 30,
	2020	2019
Operating cash flows for operating leases	$398,374	$340,044
Weighted average remaining lease term (in years) – operating lease	0.4	2.3
Weighted average discount rate – operating lease	14%	14%

Year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$570,568

Schedule of future minimum lease payments
Years ending December 31,
2020 (3 months)	$132,791
2021	57,153
Total future minimum lease payments	189,944
Lease imputed interest	(5,949)
Total	$183,995

Years ending December 31,
2020	$531,166
2021	57,153
Thereafter	-
Total future minimum lease payments	588,319
Lease imputed interest	(46,464)
Total	$541,855

Schedule of EPS computations
	Three Months Ended September 30,		Nine Months ended September 30,
NUMERATOR:	2020	2019	2020	2019
Basic and diluted - net	$(3,325,880)	$(5,225,314)	$(9,353,706)	$(16,135,767)

DENOMINATOR:
Weighted average number of shares of common stock outstanding	19,756,465	16,910,643	19,756,175	16,851,371
Weighted average number of shares of common stock underlying vested restricted stock units	240,863	50,396	141,418	34,486
Weighted average number of shares of common stock underlying shares issuable for warrants with minimal consideration	46,893	1,529	46,892	515
Basic EPS – weighted average number of shares outstanding	20,044,221	16,962,568	19,944,485	16,886,372
Effect of dilutive securities outstanding	-	-	-	-
Diluted EPS – weighted average number of shares outstanding	20,044,221	16,962,568	19,944,485	16,886,372

	Years Ended December 31,
	2019	2018
Warrants to purchase common stock	1,590,535	-
Options to purchase common stock	225,001	-
Restricted stock purchase offers	163,950	-
Convertible debt	-	46,893
Total potentially dilutive securities	1,979,486	46,893

Schedule of potentially dilutive securities excluded from the computation of diluted net loss per share
	Nine months ended September 30,
	2020	2019
Warrants to purchase common stock	1,879,785	-
Options to purchase common stock	499,674	-
Restricted stock units	750,000	63,080
Convertible debt	-	46,893
Total potentially dilutive securities	3,129,459	109,973

Schedule of concentration of customers
	Three Months Ended September 30,		Nine Months Ended September 30,
Customer	2020	2019	2020	2019
A	29%	-%	51%	-%
B	58%	-%	44%	-%
C	13%	-%	-%	-%
D	-%	-%	-%	44%
E	-%	85%	-%	36%
F	-%	-%	-%	18%

	Years Ended December 31,
Customer	2019	2018
A	45%	17%
B	18%	76%
C	36%	0%

Schedule of lease terms and discount rate
Weighted average remaining lease term (in years) – operating lease	1.1
Weighted average discount rate – operating lease	14%